Fair Value Measurements - Schedule of Fair Value Measurement Input and Valuation Techniques of Private Placement Warrants (Detail) - Level 3 - Warrants	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 20, 2021 USD ($)
$11.50 Exercise Price Warrants | Risk free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	0.0242	0.0119	0.0069
$11.50 Exercise Price Warrants | Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	4,300	4,600	5,000.0
$11.50 Exercise Price Warrants | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	0.5700	0.4840	0.3650
$11.50 Exercise Price Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	11.50	11.50	11.50
$11.50 Exercise Price Warrants | Fair value of warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	0.60	0.74	2.80
$15 Exercise Price Warrants | Risk free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	0.0233	0.0150	0.0123
$15 Exercise Price Warrants | Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	9,300	9,600	10,000.0
$15 Exercise Price Warrants | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	0.5700	0.4840	0.3600
$15 Exercise Price Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	15.00	15.00	15.00
$15 Exercise Price Warrants | Fair value of warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants, fair value measurement	1.24	1.40	3.50